Schedule of related parties transactions (Details) (Parenthetical)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Sales	$ 20,326	$ 27,769	$ 181,106
Revenue	$ 2,761,912	3,773,324	4,686,925	$ 6,510,169
Software [Member]
Revenue		27,680	55,230
Software One [Member]
Revenue		415,089	280,293
Sales of Robot [Member]
Sales		8,278	875
Sales of Robot One [Member]
Sales		67,994	145,688
Sales of Robot Two [Member]
Sales			356
Revenue			$ 78,000
Software Two [Member]
Revenue